Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	$ 9,642,021	$ 10,750,005	$ 325,305
Less: Current portion (fee included)	(2,143,168)	(1,062,285)	(72,307)
Syndicated bank loans, excluding current portion	7,498,853	9,687,720	252,998
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loans	2,400,000	2,400,000	0
Gross carrying amount [member] | Syndicated Bank Loans Repayable from December 2017 to June 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	$ 9,675,301	$ 10,800,000	$ 326,427
Period and payment term	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017.	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017.
Interest rate range	1.7895%	1.7895%	1.7895%
Syndicated loan fee [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	$ (33,280)	$ (49,995)	$ (1,122)